Wilshire Mutual Funds Inc.
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

November 9, 2020

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:    Wilshire Mutual Funds, Inc. (the “Company”)
File Nos.: 333-50390 and 811-07076

Dear Sir or Madam:

Transmitted herewith for filing pursuant to Rule 14a‑6(b) of Regulation 14A under the Securities Exchange Act of 1934 (the “1934 Act”) are definitive additional materials relating to the Company. The definitive Proxy Statement for the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 Index Fund, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund was filed electronically via EDGAR on October 29, 2020 (Accession No. 0000894189-20-008714).

Pursuant to Rule 14a-6(i)(2) of the 1934 Act, no fee is required for this filing.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at alyssa.bernard@usbank.com.

Sincerely,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Assistant Vice President
U.S. Bank Global Fund Services